Provisions - Details of Estimate of the Provisions (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [Line Items]
Opening balance		£ 1,161	£ 743
Income statement expense		133	536
Unwind of discount		15	16	£ 8
Utilised or released		(336)	(135)
Transfers		85	(3)
Exchange differences		(3)	4
Ending balance		1,055	1,161	743
Restructuring Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance	[1]	11	20
Income statement expense	[1]	4
Utilised or released	[1]	(2)	(10)
Exchange differences	[1]	(1)	1
Ending balance	[1]	12	11	20
Property, plant and equipment [member]
Disclosure of other provisions [Line Items]
Opening balance		292	296
Income statement expense		37	38
Unwind of discount		11	12
Utilised or released		(46)	(54)
Ending balance		294	292	296
Network ARO Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance		83	78
Income statement expense		2	27
Unwind of discount		2	2
Utilised or released		(16)	(24)
Ending balance		71	83	78
Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance		50	60
Income statement expense			5
Unwind of discount		2	2
Utilised or released		(19)	(17)
Ending balance		33	50	60
Regulatory [Member]
Disclosure of other provisions [Line Items]
Opening balance		479	64
Income statement expense		51	426
Utilised or released		(210)	(11)
Ending balance		320	479	64
Litigation [Member]
Disclosure of other provisions [Line Items]
Opening balance		69	73
Income statement expense		6	6
Utilised or released		(11)	(11)
Exchange differences			1
Ending balance		64	69	73
Restructuring Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance		177	152
Income statement expense		33	34
Utilised or released		(32)	(8)
Transfers		85	(3)
Exchange differences		(2)	2
Ending balance		£ 261	£ 177	£ 152

[1]	Restructuring costs for which the timing and amount are certain are reflected in trade and other payables.